UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS DEFICIT - USD ($)	Total	Common Stock	Shares To Be Issued	Additional Paid-In Capital	Accumulated Deficit	Series A, Preferred Stock	Series B, Preferred Stock	Series C, Preferred Stock	Series D, Preferred Stock	Class A Common Stock	Class B Common Stock	Equity Consideration Payable
Balance, shares at Dec. 31, 2022		22,584,982
Balance, amount at Dec. 31, 2022	$ (10,672)	$ 2,259	$ 20,000	$ 447,538	$ (480,469)
Shares issued for cash, shares		550,000
Shares issued for cash, amount	100,000	$ 55	(20,000)	119,945	0
Shares issued for services, shares		600,000
Shares issued for services, amount	122,000	$ 60	0	121,940	0
Shares issued for loan and interest, shares		500,000
Shares issued for loan and interest, amount	60,000	$ 50	0	59,950	0
Net Income (Loss)	(348,288)	$ 0	0	0	(348,288)
Balance, shares at Dec. 31, 2023		24,234,982								24,234,982
Balance, amount at Dec. 31, 2023	(76,960)	$ 2,424	0	749,373	(828,757)					$ 2,424
Shares issued for services, shares										100,000
Shares issued for services, amount	58,000			57,990						$ 10
Net Income (Loss)	(95,656)				(95,656)
Gifted Shares, shares										30,018
Gifted Shares, amount	17,410			17,407						$ 3
Balance, shares at Mar. 31, 2024										24,365,000
Balance, amount at Mar. 31, 2024	(97,206)			824,770	(924,413)					$ 2,437
Balance, shares at Dec. 31, 2023		24,234,982								24,234,982
Balance, amount at Dec. 31, 2023	(76,960)	$ 2,424	0	749,373	(828,757)					$ 2,424
Net Income (Loss)	(782,294)
Balance, shares at Sep. 30, 2024										25,365,000
Balance, amount at Sep. 30, 2024	(183,845)			1,424,670	(1,611,052)					$ 2,537
Balance, shares at Dec. 31, 2023		24,234,982								24,234,982
Balance, amount at Dec. 31, 2023	(76,960)	$ 2,424	0	749,373	(828,757)					$ 2,424
Shares issued for cash, shares		150,000
Shares issued for cash, amount	30,000	$ 15	0	29,985	0
Shares issued for services, shares		100,000
Shares issued for services, amount	58,000	$ 10	0	57,990	0
Net Income (Loss)	(1,171,439)	$ 0	0	0	(1,171,439)
Gifted Shares, shares		30,018
Gifted Shares, amount	17,410	$ 3	0	17,407	0
Shares issued for Interest, shares		200,000
Shares issued for Interest, amount	120,000	$ 20	0	119,980	0
Shares issued for Loan, shares		900,000
Shares issued for Loan, amount	540,000	$ 90	0	539,910	0
Loss on exercise of warrant	30,000	0	0	30,000	0
Adjustment for Accrued Payroll	135,000	$ 0	0	135,000	0
Balance, shares at Dec. 31, 2024		25,615,000								25,615,000
Balance, amount at Dec. 31, 2024	(287,989)	$ 2,562	0	1,709,645	(2,000,196)	$ 0	$ 0	$ 0	$ 0	$ 2,562	$ 0	$ 0
Balance, shares at Mar. 31, 2024										24,365,000
Balance, amount at Mar. 31, 2024	(97,206)			824,770	(924,413)					$ 2,437
Net Income (Loss)	(596,315)				(596,315)
Shares issued for Interest, shares										200,000
Shares issued for Interest, amount	120,000			119,980						$ 20
Shares issued for Loan, shares										800,000
Shares issued for Loan, amount	480,000			479,920						$ 80
Balance, shares at Jun. 30, 2024										25,365,000
Balance, amount at Jun. 30, 2024	(93,521)			1,424,670	(1,520,728)					$ 2,537
Net Income (Loss)	(90,324)				(90,324)
Balance, shares at Sep. 30, 2024										25,365,000
Balance, amount at Sep. 30, 2024	(183,845)			1,424,670	(1,611,052)					$ 2,537
Balance, shares at Dec. 31, 2024		25,615,000								25,615,000
Balance, amount at Dec. 31, 2024	(287,989)	$ 2,562	0	1,709,645	(2,000,196)	0	0	0	0	$ 2,562	0	0
Net Income (Loss)	(493,852)				(493,852)	0	0	0	0	0	0	0
Beneficial conversion feature of note discount	376,700			376,700	0	0	0	0	0	$ 0	0	0
Balance, shares at Mar. 31, 2025										25,615,000
Balance, amount at Mar. 31, 2025	(405,141)			2,086,345	(2,494,048)	0	0	0	0	$ 2,562	0	0
Balance, shares at Dec. 31, 2024		25,615,000								25,615,000
Balance, amount at Dec. 31, 2024	(287,989)	$ 2,562	$ 0	1,709,645	(2,000,196)	$ 0	$ 0	$ 0	$ 0	$ 2,562	$ 0	0
Net Income (Loss)	(2,620,369)
Balance, shares at Sep. 30, 2025						24,555,000	4	329,288	115,602	26,458,000	11,876,557
Balance, amount at Sep. 30, 2025	14,980,004			15,821,043	(4,620,565)	$ 2,455		$ 33	$ 12	$ 2,646	$ 1,188	3,773,192
Balance, shares at Mar. 31, 2025										25,615,000
Balance, amount at Mar. 31, 2025	(405,141)			2,086,345	(2,494,048)	0	$ 0	0	0	$ 2,562	0	0
Net Income (Loss)	(805,767)				(805,767)	0	0	0	0	0	0	0
Beneficial conversion feature of note discount	115,000			115,000	0	$ 0	0	$ 0	$ 0	0	$ 0	0
Shares issued for debt conversion, shares						24,805,000		329,288	115,602		11,876,557
Shares issued for debt conversion, amount	12,125,928			12,122,215	0	$ 2,480	0	$ 33	$ 12	0	$ 1,188	0
Employee stock compensation	70,052			70,052	0	0	0	0	0	0	0	0
Class B Common Stock issuable for earned Contingent Equity Consideration	3,323,192			0	0	0	0	0	0	0	0	3,323,192
Fair value of warrants issued as deferred offering cost	990,614			990,614	0	$ 0	0	$ 0	$ 0	$ 0	$ 0	0
Balance, shares at Jun. 30, 2025						24,805,000		329,288	115,602	25,615,000	11,876,557
Balance, amount at Jun. 30, 2025	15,413,878			15,384,226	(3,299,815)	$ 2,480	0	$ 33	$ 12	$ 2,562	$ 1,188	3,323,192
Net Income (Loss)	(1,320,750)				(1,320,750)
Employee stock compensation	140,102			140,102
Conversion of Series A Preferred Stock to Class A Common Stock, shares						(250,000)				750,000
Conversion of Series A Preferred Stock to Class A Common Stock, amount	0			(50)	0	$ (25)	$ 0	0	0	$ 75	0	0
Issuance of Series B Preferred Stock, shares							4
Issuance of Series B Preferred Stock, amount	0			0	0	0	$ 0	0	0	$ 0	0	0
Shares attached to convertible note, shares										18,000
Shares attached to convertible note, amount	24,840			24,838	0	0	0	0	0	$ 2	0	0
Warrants attached to convertible note	178,934			178,934	0	0	0	0	$ 0		$ 0	0
Shares issued to consultants, shares										75,000
Shares issued to consultants, amount						$ 0	$ 0	$ 0		$ 7
Fair value of shares issued as deferred offering cost	450,000											450,000
Balance, shares at Sep. 30, 2025						24,555,000	4	329,288	115,602	26,458,000	11,876,557
Balance, amount at Sep. 30, 2025	$ 14,980,004			$ 15,821,043	$ (4,620,565)	$ 2,455		$ 33	$ 12	$ 2,646	$ 1,188	$ 3,773,192